SHARE-BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2024
Share-Based Compensation [Abstract]
Schedule of Stock-Based Compensation Activity
	Number of options	Weighted-average exercise price (in U.S. dollars)	Weighted- average remaining contractual term (in years)	Aggregate intrinsic value

Outstanding at December 31, 2023	53,914	38.93	4.88	316
Granted	-	-	-	-
Exercised	(13,780)	0.03	0.01	490
Forfeited	(326)	60.52	6.02	-
Expired	(15,705)	40.53	-	-
Outstanding at December 31, 2024	24,103	59.84	7.19	*

Exercisable at December 31, 2024	24,103	59.84	7.19	*

Vested and expected to vest at December 31, 2024	24,103	59.84	7.19	*

* Represents an amount less than $1

Schedule of Fair Value Options Granted Using Black-Scholes Option Pricing Model
Expected volatility	74.82%
Assumptions regarding the price of the underlying shares:
Probability of an IPO scenario (including de-SPAC transaction)	67%
Expected time to IPO (including de-SPAC transaction) (years)	0.137
Probability of other liquidation events	33%
Expected time to liquidation (years)	2.25
Expected return on Equity	22%

Schedule of Share-Based Compensation Expense
	Year ended December 31
	2024	2023
Research and development	$2,424	$78
General and administrative	3,438	52
	$5,862	$130